Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 4,353,000	$ 2,823,000
Accounts receivable	857,000	2,636,000
Note receivable, net of allowance for credit loss reserve, $12 and $0 as of December 31, 2025 and December 31, 2024, respectively	1,988,000
Unbilled revenue	338,000	733,000
Prepaid expenses and other current assets	154,000	131,000
Inventory	37,000	39,000
Total current assets	7,727,000	6,362,000
PROPERTY AND EQUIPMENT, NET	20,000	116,000
Right-of-use assets, net		236,000
INTANGIBLE ASSETS, NET	2,345,000	5,365,000
GOODWILL	2,926,000	3,988,000
TOTAL ASSETS	13,018,000	16,067,000
Current liabilities
Term note, current		500,000
Accounts payable	745,000	2,971,000
Other accrued expense	530,000	660,000
Lease liabilities		108,000
Convertible note – related party, current	400,000
Convertible note, current	350,000
Total current liabilities	2,025,000	4,239,000
Non-current liabilities
Lease liabilities		139,000
Term note		375,000
Convertible note – related party		450,000
Convertible note		650,000
Total liabilities	2,025,000	5,853,000
Stockholders’ equity (deficiency)
Issued and outstanding: 126,080 shares (2024 - 116,030)	14,000	11,000
Additional paid-in-capital	102,059,000	96,344,000
Treasury shares	(502,000)	(480,000)
(Deficit) retained earnings	(90,578,000)	(85,673,000)
Accumulated other comprehensive loss		12,000
Total stockholders' equity	10,993,000	10,214,000
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	13,018,000	16,067,000
Open World Ltd. [Member]
Current assets
Cash and cash equivalents	729,422	4,025,185
Accounts receivable	1,266,223	13,934,613
Crypto assets	922,987	8,007,056
Investments	539,328
Loans receivable	814,369
Shares and warrants receivable	585,599
Prepaids and deposits	89,143	237,457
Due from related parties	14,775	43,032
Total current assets	4,961,846	26,247,343
Right-of-use assets, net	982,858	1,258,424
Investments	100,348	100,000
Total non-current assets	1,083,206	1,358,424
TOTAL ASSETS	6,045,052	27,605,767
Current liabilities
Accounts payable and accrued liabilities	1,156,624	1,102,035
Deferred revenue	125,590	293,500
Lease liabilities	284,651	263,352
Total current liabilities	1,566,865,000	1,658,887,000
Non-current liabilities
Lease liabilities	723,844	1,008,495
Total liabilities	2,290,709	2,667,382
Stockholders’ equity (deficiency)
Issued and outstanding: 126,080 shares (2024 - 116,030)	13	1,160
Additional paid-in-capital	4,379,103	50
Treasury shares		(50)
Simple agreements for future equity	2,000,000	2,000,000
(Deficit) retained earnings	(2,624,773)	22,937,225
Total stockholders' equity	3,754,343	24,938,385
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	6,045,052	27,605,767
Series A Preferred Stock [Member]
Stockholders’ equity (deficiency)
Convertible preferred stock
Series B Preferred Stock [Member]
Stockholders’ equity (deficiency)
Convertible preferred stock